Label	Element	Value
BRAZIL
Disclosure of revenue from contracts with customers [text block]	ifrs-full_DisclosureOfRevenueFromContractsWithCustomersExplanatory
28.2    Disaggregation of revenue
The information sets below describe the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods and services is transferred in its entirety to the customer.

		Coca-Cola FEMSA					Proximity Division - Americas						Proximity Division - Europe						Health Division						Fuel Division						Logistics and Distribution						Other Segments						Total
	2022		2021		2020		2022		2021		2020		2022		2021		2020		2022		2021		2020		2022		2021		2020 (Revised)		2022		2021		2020 (Revised)		2022		2021		2020 (Revised)		2022		2021		2020
By geographic areas:
Mexico and Central America (1)	Ps.	131,002	Ps.	115,794	Ps.	106,783	Ps.	229,331	Ps.	195,990	Ps.	179,218	Ps.	—	Ps.	—	Ps.	—	Ps.	21,212	Ps.	10,814	Ps.	9,716	Ps.	51,813	Ps.	39,922	Ps.	34,322	Ps.	13,163	Ps.	11,789	Ps.	11,349	Ps.	22,238	Ps.	19,260	Ps.	15,519	Ps.	468,759	Ps.	393,569	Ps.	356,907
United States (2)		—		—		—		17		11		15		—		—		—		—		—		—		—		—		—		49,351		27,787		11,563		336		279		687		49,704		28,077		12,265
South America (3)		95,738		79,010		76,832		4,610		2,585		2,044		—		—		—		53,588		62,213		55,456		—		—		—		10,025		8,836		8,656		3,103		2,215		1,105		167,064		154,859		144,093
Europe		—		—		—		—		—		—		9,809		—		—		—		—		—		—		—		—		—		—		—		—		—		—		9,809		—		—
Total revenues		226,740		194,804		183,615		233,958		198,586		181,277		9,809		—		—		74,800		73,027		65,172		51,813		39,922		34,322		72,539		48,412		31,568		25,677		21,754		17,311		695,336		576,505		513,265
Consolidation adjustments		6,489		5,428		5,016		74		520		451		—		—		—		—		—		—		311		57		9		6,754		5,809		5,508		8,506		8,430		9,315		22,134		20,244		20,299
Consolidated revenues		220,251		189,376		178,599		233,884		198,066		180,826		9,809		—		—		74,800		73,027		65,172		51,502		39,865		34,313		65,785		42,603		26,060		17,171		13,324		7,996		673,202		556,261		492,966
By products and/or services
Products sold in the point-of-sale	Ps.	226,740	Ps.	194,804	Ps.	183,615	Ps.	233,958	Ps.	198,586	Ps.	181,277	Ps.	9,809	Ps.	—	Ps.	—	Ps.	74,800	Ps.	73,027	Ps.	65,172	Ps.	51,697	Ps.	39,585	Ps.	34,322	Ps.	49,534	Ps.	27,623	Ps.	11,276	Ps.	20,166	Ps.	14,814	Ps.	11,443	Ps.	666,703	Ps.	548,439	Ps.	487,105
Services revenues		—		—		—		—		—		—		—		—		—		—		—		—		116		337		—		23,005		20,789		20,292		5,511		6,940		5,868		28,633		28,066		26,160
Consolidation adjustments		6,489		5,428		5,016		74		520		451		—		—		—		—		—		—		311		57		9		6,754		5,809		5,508		8,506		8,430		9,315		22,134		20,244		20,299
Consolidated revenues		220,251		189,376		178,599		233,884		198,066		180,826		9,809		—		—		74,800		73,027		65,172		51,502		39,865		34,313		65,785		42,603		26,060		17,171		13,324		7,996		673,202		556,261		492,966

(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 418,807, Ps. 355,920 and Ps. 320,694 during the years ended December 31, 2022, 2021 and 2020, respectively.

(2)On May 15, 2020, the Company completed the acquisition of the specialized distribution business of cleaning products and consumables in the United States, through the controlling interest of NW Synergy, which includes WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”). Additionally, on December 31, 2020, the Company completed the acquisition of Southeastern Paper Group (“SEPG”). During 2022 and 2021 the Company acquired other companies increasing its specialized distribution footprint in the United States. See Note 4.

(3)South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. 70,737, Ps. 59,973 and Ps. 62,758 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Colombia’s revenues of Ps. 45,733, Ps. 17,548 and Ps. 14,800 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Argentina’s revenues of Ps. 11,034, Ps. 8,546 and Ps. 5,531 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Chile’s revenues of Ps. 35,423, Ps. 54,709 and Ps. 47,208 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Uruguay’s revenues of Ps. 3,886, Ps. 3,371 and Ps. 3,124 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Ecuador’s revenue of Ps. 9,791, Ps. 9,079 and Ps. 9,467 during the year ended in December 31, 2022, 2021 and 2020, respectively.

Disclosure of disaggregation of revenue from contracts with customers [text block]	ifrs-full_DisclosureOfDisaggregationOfRevenueFromContractsWithCustomersExplanatory
The information sets below describe the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods and services is transferred in its entirety to the customer.

		Coca-Cola FEMSA					Proximity Division - Americas						Proximity Division - Europe						Health Division						Fuel Division						Logistics and Distribution						Other Segments						Total
	2022		2021		2020		2022		2021		2020		2022		2021		2020		2022		2021		2020		2022		2021		2020 (Revised)		2022		2021		2020 (Revised)		2022		2021		2020 (Revised)		2022		2021		2020
By geographic areas:
Mexico and Central America (1)	Ps.	131,002	Ps.	115,794	Ps.	106,783	Ps.	229,331	Ps.	195,990	Ps.	179,218	Ps.	—	Ps.	—	Ps.	—	Ps.	21,212	Ps.	10,814	Ps.	9,716	Ps.	51,813	Ps.	39,922	Ps.	34,322	Ps.	13,163	Ps.	11,789	Ps.	11,349	Ps.	22,238	Ps.	19,260	Ps.	15,519	Ps.	468,759	Ps.	393,569	Ps.	356,907
United States (2)		—		—		—		17		11		15		—		—		—		—		—		—		—		—		—		49,351		27,787		11,563		336		279		687		49,704		28,077		12,265
South America (3)		95,738		79,010		76,832		4,610		2,585		2,044		—		—		—		53,588		62,213		55,456		—		—		—		10,025		8,836		8,656		3,103		2,215		1,105		167,064		154,859		144,093
Europe		—		—		—		—		—		—		9,809		—		—		—		—		—		—		—		—		—		—		—		—		—		—		9,809		—		—
Total revenues		226,740		194,804		183,615		233,958		198,586		181,277		9,809		—		—		74,800		73,027		65,172		51,813		39,922		34,322		72,539		48,412		31,568		25,677		21,754		17,311		695,336		576,505		513,265
Consolidation adjustments		6,489		5,428		5,016		74		520		451		—		—		—		—		—		—		311		57		9		6,754		5,809		5,508		8,506		8,430		9,315		22,134		20,244		20,299
Consolidated revenues		220,251		189,376		178,599		233,884		198,066		180,826		9,809		—		—		74,800		73,027		65,172		51,502		39,865		34,313		65,785		42,603		26,060		17,171		13,324		7,996		673,202		556,261		492,966
By products and/or services
Products sold in the point-of-sale	Ps.	226,740	Ps.	194,804	Ps.	183,615	Ps.	233,958	Ps.	198,586	Ps.	181,277	Ps.	9,809	Ps.	—	Ps.	—	Ps.	74,800	Ps.	73,027	Ps.	65,172	Ps.	51,697	Ps.	39,585	Ps.	34,322	Ps.	49,534	Ps.	27,623	Ps.	11,276	Ps.	20,166	Ps.	14,814	Ps.	11,443	Ps.	666,703	Ps.	548,439	Ps.	487,105
Services revenues		—		—		—		—		—		—		—		—		—		—		—		—		116		337		—		23,005		20,789		20,292		5,511		6,940		5,868		28,633		28,066		26,160
Consolidation adjustments		6,489		5,428		5,016		74		520		451		—		—		—		—		—		—		311		57		9		6,754		5,809		5,508		8,506		8,430		9,315		22,134		20,244		20,299
Consolidated revenues		220,251		189,376		178,599		233,884		198,066		180,826		9,809		—		—		74,800		73,027		65,172		51,502		39,865		34,313		65,785		42,603		26,060		17,171		13,324		7,996		673,202		556,261		492,966

(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 418,807, Ps. 355,920 and Ps. 320,694 during the years ended December 31, 2022, 2021 and 2020, respectively.

(2)On May 15, 2020, the Company completed the acquisition of the specialized distribution business of cleaning products and consumables in the United States, through the controlling interest of NW Synergy, which includes WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”). Additionally, on December 31, 2020, the Company completed the acquisition of Southeastern Paper Group (“SEPG”). During 2022 and 2021 the Company acquired other companies increasing its specialized distribution footprint in the United States. See Note 4.

(3)South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. 70,737, Ps. 59,973 and Ps. 62,758 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Colombia’s revenues of Ps. 45,733, Ps. 17,548 and Ps. 14,800 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Argentina’s revenues of Ps. 11,034, Ps. 8,546 and Ps. 5,531 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Chile’s revenues of Ps. 35,423, Ps. 54,709 and Ps. 47,208 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Uruguay’s revenues of Ps. 3,886, Ps. 3,371 and Ps. 3,124 during the years ended December 31, 2022, 2021 and 2020, respectively. South America revenues include Ecuador’s revenue of Ps. 9,791, Ps. 9,079 and Ps. 9,467 during the year ended in December 31, 2022, 2021 and 2020, respectively.